SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS - Summary of Movements of Mezzanine Equity (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Temporary Equity [Abstract]
Beginning balance			¥ 526,484
Issuance of senior convertible preferred shares		$ 165,000	758,252	¥ 239,452
Subscription receivable from shareholders			(550,074)
Fair value impact recorded upon cash receipt for subscription			(39,015)	287,032
Ending balance	$ 101,294		¥ 695,647	¥ 526,484